Assets Held for Sale	12 Months Ended
Dec. 31, 2022
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Assets Held for Sale
10.	Assets Held for Sale
With the decision to sell certain properties and other assets during the year ended December 31, 2021, the Group has classified
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1,187 million as assets held for sale. During the year ended December 31, 2021, the Group recognized impairment loss of
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11 million for assets held, and classified them as other expenses (impairment loss on assets held for sale). The assets were disposed during the period ended December 31, 2022, and the Group recognized gain on disposal of
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3,305 million for assets held. There are no assets held for sale as of the end of reporting period.